Event Subsequent To December 31, 2018	12 Months Ended
Dec. 31, 2018
Event Subsequent [Abstract]
Event Subsequent To December 31, 2018

NOTE 18 - EVENT SUBSEQUENT TO DECEMBER 31, 2018:

1)	On January 9, 2019 an extraordinary general meeting of the Company’s shareholders approved an increase of the authorized share capital of the Company by an additional NIS 7,000,000, consisting of 7,000,000 ordinary shares par value NIS 1.00 per share, such that the authorized share capital of the Company following such increase shall be NIS 167,000,000, consisting of 167,000,000 ordinary shares.

2)	On January 9, 2019 an extraordinary general meeting of the Company’s shareholders approved to increase the aggregate number of ordinary shares authorized for issuance under the 2013 share option and incentive plan by 5,330,000 ordinary shares.

3)	On January 9, 2019 an extraordinary general meeting of the Company’s shareholders approved to grant 3,000,000 options to the directors of the Company in accordance with the following terms:

(a) the options will vest over the period of three years commencing on October 1, 2018, with 1/12 of such options vesting at the end of each subsequent three-month period following the grant.

(b) the term of the options is of six years from the grant date.

(c) the exercise price of the options is NIS 0.59.

(d) the options will be accelerated upon the closing of a material transaction, resulting in change of control of the Company.